Document and Entity Information (USD $)	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Document and Entity Information:
Entity Registrant Name	Code Navy
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001605931
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	100,190,858
Entity Public Float		$ 190,858
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY